Investment Contract Liabilities - Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,126
Ending balance	3,265	$ 3,126
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	2,487	2,644
Policy deposits	6	68
Interest	82	100
Withdrawals	(201)	(232)
Fees	(1)	(1)
Other		(1)
Impact of changes in foreign exchange rates	110	(91)
Ending balance	$ 2,483	$ 2,487